Document and Entity Information	Mar. 27, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000872912
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 27, 2023
Entity Registrant Name	DELCATH SYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-16133
Entity Tax Identification Number	08-1245881
Entity Address, Address Line One	1633 Broadway
Entity Address, Address Line Two	Suite 22C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	489-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $.01 par value
Trading Symbol	DCTH
Entity Emerging Growth Company	false